Derivatives, Sold and Purchased Credit Derivatives (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	$ 1,532	$ 2,623
Notional amount Protection sold	19,501	26,455
Notional amount Protection purchased with identical underlyings	10,397	14,930
Notional Net protection sold	9,104	11,525
Notional Other protection purchased	12,917	13,981
Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	10,601	15,104
Structured products [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	1,091	1,787
Notional amount Protection sold	1,553	2,433
Notional amount Protection purchased with identical underlyings	894	948
Notional Net protection sold	659	1,485
Notional Other protection purchased	389	393
Structured products [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2016	Jan. 01, 2016
Structured products [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2052	Dec. 31, 2056
Structured products [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	1,245	2,039
Credit Default Swap [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	0	4
Notional amount Protection sold	3,270	3,520
Notional amount Protection purchased with identical underlyings	2,471	3,444
Notional Net protection sold	799	76
Notional Other protection purchased	898	616
Credit Default Swap [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2014	Jan. 01, 2013
Credit Default Swap [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2018	Dec. 31, 2017
Credit Default Swap [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	388	348
Corporate Bond Securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	48	240
Notional amount Protection sold	10,947	15,845
Notional amount Protection purchased with identical underlyings	6,493	9,636
Notional Net protection sold	4,454	6,209
Notional Other protection purchased	5,557	7,701
Corporate Bond Securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2014	Jan. 01, 2013
Corporate Bond Securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2021	Dec. 31, 2021
Corporate Bond Securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	5,237	8,448
Total asset-backed securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	48	57
Notional amount Protection sold	55	64
Notional amount Protection purchased with identical underlyings	1	6
Notional Net protection sold	54	58
Notional Other protection purchased	87	92
Total asset-backed securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2045	Jan. 01, 2037
Total asset-backed securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2046	Dec. 31, 2046
Total asset-backed securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	55	64
Commercial Mortgage Backed Securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	344	531
Notional amount Protection sold	1,106	1,249
Notional amount Protection purchased with identical underlyings	535	790
Notional Net protection sold	571	459
Notional Other protection purchased	535	524
Commercial Mortgage Backed Securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2049	Jan. 01, 2049
Commercial Mortgage Backed Securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2052	Dec. 31, 2052
Commercial Mortgage Backed Securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	1,106	861
Other Credit Derivatives [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	1	4
Notional amount Protection sold	2,570	3,344
Notional amount Protection purchased with identical underlyings	3	106
Notional Net protection sold	2,567	3,238
Notional Other protection purchased	5,451	4,655
Other Credit Derivatives [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2014	Jan. 01, 2013
Other Credit Derivatives [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2025	Dec. 31, 2056
Other Credit Derivatives [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 2,570	$ 3,344